Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 3	¥ (13,782)	¥ (87,783)
At fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,029,481	919,971
Total gains (losses), Included in profit or loss	16,092	(13,005)
Total gains (losses), Included in other comprehensive income	66,584	11,295
Purchases	180,957	215,995
Sales	(62,718)	(70,414)
Issuances	(29,208)	(56,316)
Settlement	37,893	109,726
Transfers into Level 3	16	12
Transfers out of Level 3	(13,782)	(87,783)
Ending balance	1,225,315	1,029,481
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	41,152	24,305
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(185,020)	(291,086)
Total gains (losses), Included in profit or loss	(19,258)	(20,742)
Total gains (losses), Included in other comprehensive income	(1,289)	2,129
Issuances	(29,208)	(56,316)
Settlement	109,733	180,995
Ending balance	(125,042)	(185,020)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,019)	13,496
At fair value [member] | Level 3 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	6,160	10,395
Total gains (losses), Included in profit or loss	(2,834)	430
Purchases	7,101	6,149
Sales	(10,310)	(10,166)
Transfers out of Level 3		(648)
Ending balance	117	6,160
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	7,984	4,192
At fair value [member] | Level 3 [member] | Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3,248)	(7,162)
Total gains (losses), Included in profit or loss	(1,545)	(1,514)
Purchases	2,167	554
Sales	(30)
Transfers out of Level 3		4,874
Ending balance	(2,656)	(3,248)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	415	(959)
At fair value [member] | Level 3 [member] | Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(4,567)	1,652
Total gains (losses), Included in profit or loss	3,680	(697)
Purchases	74
Sales	(110)
Transfers out of Level 3		(5,522)
Ending balance	(923)	(4,567)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	3,335	(2,302)
At fair value [member] | Level 3 [member] | Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	13,825	15,384
Total gains (losses), Included in profit or loss	(5,133)	3,012
Purchases	4,860	5,595
Sales	(10,170)	(10,166)
Ending balance	3,382	13,825
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	4,067	7,693
At fair value [member] | Level 3 [member] | Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	150	521
Total gains (losses), Included in profit or loss	164	(371)
Ending balance	314	150
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	167	(240)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	735,668	728,897
Total gains (losses), Included in profit or loss	39,950	1,229
Total gains (losses), Included in other comprehensive income	341	301
Purchases	170,844	203,526
Sales	(44,210)	(42,670)
Settlement	(70,909)	(70,698)
Transfers out of Level 3	(12,540)	(84,917)
Ending balance	819,144	735,668
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	37,637	(1,054)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	650,467	693,013
Total gains (losses), Included in profit or loss	40,170	(4,804)
Total gains (losses), Included in other comprehensive income	341	301
Purchases	161,937	157,152
Sales	(38,919)	(42,145)
Settlement	(62,784)	(69,317)
Transfers out of Level 3	(11,298)	(83,733)
Ending balance	739,914	650,467
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	39,860	(6,742)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	85,201	35,884
Total gains (losses), Included in profit or loss	(220)	6,033
Purchases	8,907	46,374
Sales	(5,291)	(525)
Settlement	(8,125)	(1,381)
Transfers out of Level 3	(1,242)	(1,184)
Ending balance	79,230	85,201
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,223)	5,688
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	464,821	468,713
Total gains (losses), Included in other comprehensive income	67,532	8,865
Purchases	3,012	5,380
Sales	(8,198)	(17,578)
Settlement	(931)	(571)
Transfers into Level 3	16	12
Transfers out of Level 3	(383)
Ending balance	525,869	464,821
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	464,821	468,713
Total gains (losses), Included in other comprehensive income	67,532	8,865
Purchases	3,012	5,380
Sales	(8,198)	(17,578)
Settlement	(931)	(571)
Transfers into Level 3	16	12
Transfers out of Level 3	(383)
Ending balance	525,869	464,821
At fair value [member] | Level 3 [member] | Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	7,852	3,052
Total gains (losses), Included in profit or loss	(1,766)	6,078
Purchases		940
Transfers out of Level 3	(859)	(2,218)
Ending balance	5,227	7,852
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ (2,450)	¥ 7,671